Equity - Schedule of other comprehensive income components (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Equity [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)	€ (36,963)	€ (35,020)
Items not reclassified to profit or loss	(5,118)	(5,212)
Actuarial gains or losses on defined benefit pension plans	(4,234)	(4,324)
Non-current assets held for sale	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	(3)	1
Other valuation adjustments	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(705)	(776)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	0	0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	268	264
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(268)	(264)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(176)	(113)
Items that may be reclassified to profit or loss	(31,845)	(29,808)
Hedge of net investments in foreign operations (effective portion)	(8,583)	(8,684)
Exchange differences	(21,187)	(19,510)
Hedging derivatives (effective portion)	(966)	(740)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(733)	(555)
Hedging instruments (items not designated)	0	0
Non-current assets held for sale	0	0
Share in other income and expenses recognised in investments, joint ventures and associates	€ (376)	€ (319)